DEBT Schedule of Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument
2012	$ 1,701	$ 3,204
2013	3,690	3,428
2014	3,902	3,649
2015	128,791	86,048
2016	1,920	1,689
Thereafter	284,876	284,880
Total	424,880	382,898
Mortgage Indebtedness
Debt Instrument
2012	1,701	3,204	[1]
2013	3,690	3,428	[1]
2014	3,902	3,649	[1]
2015	86,291	86,048	[1]
2016	1,920	1,689	[1]
Thereafter	59,876	59,880	[1]
Total	157,380	157,898	[1]
Senior Notes
Debt Instrument
2012	0	0
2013	0	0
2014	0	0
2015	0	0
2016	0	0
Thereafter	225,000	225,000
Total	225,000	225,000
Secured Revolving Credit Facility
Debt Instrument
2012	0	0
2013	0	0
2014	0	0
2015	42,500	0
2016	0	0
Thereafter	0	0
Total	$ 42,500	$ 0

[1]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.